GOF-P34 11/25

SUPPLEMENT DATED NOVEMBER 3, 2025

TO THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULES A AND B

Effective November 3, 2025, the following changes are made to the prospectus and SAI of each fund listed in Schedules A and B.

I. The section titled “Account Policies — Redemptions in Kind” in the prospectus of each fund listed in Schedules A and B is deleted in its entirety and replaced with the following:

To the extent consistent with applicable laws and regulations, the Fund reserves the right to satisfy all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions), under both normal and stressed market conditions. The Fund generally expects to use in-kind redemptions in stressed market conditions or under other circumstances where the investment manager considers an in-kind redemption to be beneficial to the Fund, such as redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of the large redemption on the Fund and its remaining shareholders. The Fund does not expect to use in-kind redemptions for retail investors who hold shares of the fund through a financial intermediary. In-kind redemptions typically will be effected through a pro rata distribution of all publicly traded portfolio securities or securities for which quoted bid prices are available, subject to certain exceptions. The securities distributed in an in-kind redemption will be valued in the same manner as they are valued for purposes of computing the fund’s net asset value. In some cases, in-kind redemptions may be made other than through a pro rata distribution in accordance with procedures approved by the Fund’s Board of Trustees.

Once distributed in-kind to a shareholder, securities may increase or decrease in value before the shareholder is able to convert them into cash. Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming shareholder.

(The following language applies only to those funds listed in Schedule A)

If your redemption requests during any 90-day period exceed $250,000 (or 1% of the value of the Fund’s net assets, if less), the Fund reserves the right to make payments in whole or in part in securities or other assets of the Fund. You should expect to incur transaction costs upon the disposition of the securities received in the distribution. In addition, you will bear the market risk of the securities you hold until the securities are sold.

II. The section titled “Buying and Selling Shares — Redemptions in kind” in the SAI of each fund listed in Schedules A and B is deleted in its entirety and replaced with the following:

Redemptions in kind. To the extent consistent with applicable laws and regulations, the Fund reserves the right to satisfy all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions), except in the case of redemption requests by retail investors who hold shares of the Fund through financial intermediaries. The Fund will effect an in-kind redemption only when the Fund determines it to be in the Fund's best interest to do so, and in accordance with the Fund's policies on in-kind redemptions. In-kind redemptions may benefit the Fund and its shareholders by reducing the need to maintain significant cash balances or to sell securities held in the Fund to meet redemption requests, or for other selling activities and, in so doing, may avoid or reduce cash drag, transaction costs and capital gain realization that could otherwise arise from reserves maintained or securities sold.

In some circumstances, the Fund, in its discretion, may accept large purchase orders from one or more financial institutions that are willing, upon redemption of their investment, to receive redemption proceeds in-kind rather than in cash. The Fund’s ability to pay these redemption proceeds in-kind relieves it of the need to sell the securities that are distributed in-kind and allows it to avoid the brokerage and other transaction costs associated with such sale. As with other in-kind redemptions, the Fund would enter into these transactions only when it determines it to be in the Fund’s best interests to do so, and in accordance with the Fund’s policies covering in-kind redemptions.

With respect to any in-kind redemption, shareholders will receive either a pro rata basket or a custom basket of securities valued in the same manner as they are for purposes of determining the Fund's net asset value. The custom basket includes only securities that have been disclosed in the fund's most recent public holdings disclosure.

The Fund may provide a shareholder receiving redemption proceeds in-kind (including with respect to in-kind redemptions involving custom baskets of securities) with information concerning the securities to be distributed. To the extent the redeeming shareholder receives information regarding a significant portion of the securities held by the Fund, the redeeming shareholder may be required to agree to keep the information confidential, except to the extent necessary to dispose of the securities. In connection with in-kind redemptions involving custom baskets of securities, the Fund’s portfolio holdings may be released to the public earlier than typical as provided in its Portfolio Holdings Release Policy & Procedures.

Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. Also, there is a risk that in-kind redemptions (including the impact of any likely hedging transactions by shareholders with whom the Fund engages in custom basket in-kind redemptions) could negatively impact the market value of the securities redeemed in-kind and, in turn, the net asset value of the Fund.

For additional information regarding procedures for in-kind redemptions, please contact Distributors.

(The following language applies only to those funds listed in Schedule A)

To the extent that a shareholder submits redemption requests during any 90-day period that combined are limited to the lesser of $250,000 or 1% of the value of the Fund's net assets (as calculated at the beginning of the 90-day period), the Fund has committed to pay such redemptions in cash (by check, wire or otherwise). This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Fund reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner. In addition, in certain circumstances, the Fund may not be able to redeem securities in-kind or the investment manager may not have the ability to determine whether a particular redemption can be paid in-kind before the redemption request is paid

III. The seventh paragraph of the section titled “Policies and Procedures Regarding the Release of Portfolio Holdings” in the SAI of each fund listed in Schedules A and B is deleted in its entirety and replaced with the following:

The eligible third parties to whom portfolio holdings information may be released in advance of general release fall into the following categories: data consolidators (including rating agencies), fund rating/ranking services and other data providers; service providers to the Fund and investment manager; municipal securities brokers using the Investor Tools product which brings together buyers and sellers of municipal securities in the normal operation of the municipal securities markets; certain entities, in response to any regulatory requirements, approved by the investment manager’s Chief Compliance Officer in limited circumstances; and transition managers hired by Fund shareholders. In addition, should the Fund process a shareholder’s redemption request in-kind, the Fund may, under certain circumstances, provide portfolio holdings information to such shareholder to the extent necessary to allow the shareholder to prepare for receipt of such portfolio securities, which in some circumstances may include using such information to identify any securities the shareholder is not permitted to receive as redemption proceeds or to hedge or otherwise manage the shareholder’s risk exposure in connection with the redemption.

IV. The second bullet under the ninth paragraph of the section titled “Policies and Procedures Regarding the Release of Portfolio Holdings” in the SAI of each fund listed in Schedules A and B is deleted in its entirety and replaced with the following:

• The recipient agrees not to trade on the non-public information received, except that a recipient of non-public holdings information received in connection with certain redemptions in-kind pursuant to contractual arrangements will not be prohibited from hedging or otherwise managing its risk exposure from the expected distribution of portfolio securities to be received in the redemptions in-kind.

SCHEDULE A

Fund	Date of Prospectus and SAI
FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Franklin California Tax-Free Income Fund	July 1, 2025

FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Intermediate-Term Tax-Free Income Fund	November 1, 2025

FRANKLIN CUSTODIAN FUNDS
Franklin DynaTech Fund	February 1, 2025
Franklin Growth Fund	February 1, 2025
Franklin Income Fund	February 1, 2025
Franklin U.S. Government Securities Fund	February 1, 2025
Franklin Utilities Fund	February 1, 2025

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Franklin Federal Tax-Free Income Fund	September 1, 2025

FRANKLIN GLOBAL TRUST
Franklin Emerging Market Debt Opportunities Fund	December 1, 2024
Franklin International Growth Fund	December 1, 2024

FRANKLIN GOLD AND PRECIOUS METALS FUND
Franklin Gold and Precious Metals Fund	December 1, 2024

FRANKLIN HIGH INCOME TRUST
Franklin High Income Fund	February 1, 2025
FRANKLIN INVESTORS SECURITIES TRUST
Franklin Convertible Securities Fund	March 1, 2025
Franklin Equity Income Fund	March 1, 2025
Franklin Floating Rate Daily Access Fund	March 1, 2025
Franklin Long Duration Credit Fund	March 1, 2025
Franklin Low Duration Total Return Fund	March 1, 2025
Franklin Low Duration U.S. Government Securities Fund	March 1, 2025
Franklin Managed Income Fund	March 1, 2025
Franklin Total Return Fund	March 1, 2025

FRANKLIN MANAGED TRUST
Franklin Rising Dividends Fund	February 1, 2025

FRANKLIN MUNICIPAL SECURITIES TRUST
Franklin California High Yield Municipal Fund	July 1, 2025

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Fund	Date of Prospectus and SAI
Franklin New York Tax-Free Income Fund	July 1, 2025

FRANKLIN NEW YORK TAX-FREE TRUST
Franklin New York Intermediate-Term Tax-Free Income Fund	February 1, 2025

FRANKLIN REAL ESTATE SECURITIES TRUST
Franklin Real Estate Securities Fund	September 1, 2025

FRANKLIN STRATEGIC SERIES
Franklin Biotechnology Discovery Fund	September 1, 2025
Franklin Core Plus Bond Fund	September 1, 2025
Franklin Growth Opportunities Fund	September 1, 2025
Franklin Natural Resources Fund	September 1, 2025
Franklin Small Cap Growth Fund	September 1, 2025
Franklin Small-Mid Cap Growth Fund	September 1, 2025
Franklin Templeton SMACS: Series CH	January 1, 2025
Franklin Templeton SMACS: Series E	January 1, 2025
Franklin Templeton SMACS: Series I	January 1, 2025
Franklin Templeton SMACS: Series H	January 1, 2025
Franklin Templeton SMACS: Series C	June 20, 2025
Franklin Templeton SMACS: Series CP	June 20, 2025

FRANKLIN TAX-FREE TRUST
Franklin Alabama Tax-Free Income Fund	July 1, 2025
Franklin Arizona Tax-Free Income Fund	July 1, 2025
Franklin Colorado Tax-Free Income Fund	July 1, 2025
Franklin Connecticut Tax-Free Income Fund	July 1, 2025
Franklin Federal Intermediate-Term Tax-Free Income Fund	July 1, 2025
Franklin Federal Limited-Term Tax-Free Income Fund	July 1, 2025
Franklin Georgia Tax-Free Income Fund	July 1, 2025
Franklin High Yield Tax-Free Income Fund	July 1, 2025
Franklin Louisiana Tax-Free Income Fund	July 1, 2025
Franklin Maryland Tax-Free Income Fund	July 1, 2025
Franklin Massachusetts Tax-Free Income Fund	July 1, 2025
Franklin Michigan Tax-Free Income Fund	July 1, 2025
Franklin Minnesota Tax-Free Income Fund	July 1, 2025
Franklin Missouri Tax-Free Income Fund	July 1, 2025
Franklin New Jersey Tax-Free Income Fund	July 1, 2025
Franklin North Carolina Tax-Free Income Fund	July 1, 2025
Franklin Ohio Tax-Free Income Fund	July 1, 2025
Franklin Oregon Tax-Free Income Fund	July 1, 2025
Franklin Pennsylvania Tax-Free Income Fund	July 1, 2025
Franklin Virginia Tax-Free Income Fund	July 1, 2025

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Allocation VIP Fund	May 1, 2025
Franklin DynaTech VIP Fund	May 1, 2025
Franklin Global Real Estate VIP Fund	May 1, 2025
Franklin Growth & Income VIP Fund	May 1, 2025
Franklin Income VIP Fund	May 1, 2025
Franklin Large Cap Growth VIP Fund	May 1, 2025

Fund	Date of Prospectus and SAI
Franklin Mutual Global Discovery VIP Fund	May 1, 2025
Franklin Mutual Shares VIP Fund	May 1, 2025
Franklin Rising Dividends VIP Fund	May 1, 2025
Franklin Small Cap Value VIP Fund	May 1, 2025
Franklin Small-Mid Cap Growth VIP Fund	May 1, 2025
Franklin Strategic Income VIP Fund	May 1, 2025
Franklin U.S. Government Securities VIP Fund	May 1, 2025
Franklin VolSmart Allocation VIP Fund	May 1, 2025
Templeton Developing Markets VIP Fund	May 1, 2025
Templeton Foreign VIP Fund	May 1, 2025
Templeton Global Bond VIP Fund	May 1, 2025
Templeton Growth VIP Fund	May 1, 2025

INSTITUTIONAL FIDUCIARY TRUST
Franklin Institutional U.S. Government Money Market Fund	November 1, 2025

SCHEDULE B

Fund	Date of Prospectus and SAI
FRANKLIN FUND ALLOCATOR SERIES
Franklin Conservative Allocation Fund	May 1, 2025
Franklin Corefolio Allocation Fund	May 1, 2025
Franklin Global Allocation Fund	May 1, 2025
Franklin Growth Allocation Fund	May 1, 2025
Franklin LifeSmart™ Retirement Income Fund	May 1, 2025
Franklin LifeSmart™ 2020 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2025 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2030 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2035 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2040 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2045 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2050 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2055 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2060 Retirement Target Fund	May 1, 2025
Franklin Moderate Allocation Fund	May 1, 2025
Franklin Emerging Market Core Equity (IU) Fund	December 1, 2024
Franklin International Core Equity (IU) Fund	December 1, 2024
Franklin U.S. Core Equity (IU) Fund	December 1, 2024
FRANKLIN U.S. GOVERNMENT MONEY FUND
Franklin U.S. Government Money Fund	November 1, 2025

Shareholders should retain this Supplement for future reference.